Shareholder Fees - FidelityAdvisorStrategicIncomeFund-RetailPRO	Mar. 01, 2023 USD ($)
FidelityAdvisorStrategicIncomeFund-RetailPRO | Fidelity Advisor Strategic Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none